Assets Held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Details of assets held for sale

Assets held for sale are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Investments in joint ventures and associates	46,217	—
Premises and equipment, etc.(*)	2,407	17,912

Total	48,624	17,912

(*)	The Group classified premises and equipment that are highly likely to be sold within one year as assets held for sale.